Other current receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other current receivables [Abstract]
Other current receivables
	As of December 31,
in CHF thousands	2019	2018
Other receivables	—	17
Swiss VAT	234	209
Withholding tax	70	10
Total	304	236